Other Equity Instruments	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Other Equity Instruments	25. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2024	31 December 2023
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	—	496
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	8.75	Sept 2029	400	—
			2,100	2,196